SUMMARY OF PRINCIPAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
2.	SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The entities that operate the franchised-and-managed hotels are considered variable interest entities as the franchisees do not have the ability to make decisions that have a significant impact on the success of the franchise arrangement. However, as the franchisees provide all necessary capital to finance the operation of the franchised-and-managed hotels and absorb a majority of any expected losses, the Group is not considered the primary beneficiary of those entities.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations, betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statement of operations as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of favorable leases acquired in business combinations and, to a lesser extent, purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including favorable lease agreements existing as of the date of acquisition, are recognized and measured at fair value upon acquisition. Favorable lease agreements from business combination transactions are amortized over the remaining operating lease term. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term.

Purchased software is stated at cost less accumulated amortization.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of RMB1,098, nil and RMB710 for years ended December 31, 2009, 2010 and 2011, respectively.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. In 2009, the Group recognized a long-lived asset impairment loss of RMB850 in connection with demolition of a leased-and-operated hotel (Note 4). There were no impairment charges recognized during the years ended December 31, 2010 or 2011.

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. Typically, a one-time membership fee is charged for new members. The membership has an unlimited life, but automatically expires after three years in the event of non-use for memberships granted prior to January 1, 2010. Memberships granted subsequent to January 1, 2010 expire after two years of non-use. Members enjoy discounts on room rates, priority in hotel reservation, and accumulate membership points for their paid stays, which can be redeemed for membership upgrades, room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide membership upgrades, room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as sales and marketing expense in the accompanying consolidated statements of operations. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. Prior to February 2009, the Group recorded estimated liabilities for all points earned by its customers as the Group did not have sufficient historical information to determine point forfeitures or breakage. The Group, with accumulated knowledge on reward points redemption and expiration, began to apply historical redemption rates in estimating the costs of points earned from March 2009 onwards. As of December 31, 2009, 2010 and 2011, the accruals for estimated liabilities under the customer loyalty program amounted to RMB1,876, RMB4,120 and RMB7,629, respectively.

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, initial franchise-and-management fees received prior to the Group fulfilling its commitments to the franchisee, and cash received for membership fees.

Revenue recognition

Revenue is derived from hotel operations, including the rental of rooms, food and beverage sales and souvenir sales from leased-and-operated hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from franchised-and-managed hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise-and-management fee, and (ii) continuing franchise-and-management fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fee. The one-time franchise-and-management fee is recognized when the franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation, personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the hotels under the franchise program as revenues. Pursuant to the franchise-and-management agreements, the Group charges the franchisees fixed hotel manager fees to cover the franchised-and-managed hotel managers’ salaries, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the franchised-and-managed hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2009, 2010 and 2011, the hotel manager fees that were recognized as revenue were RMB9,944, RMB30,097 and RMB43,021, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership terms of the different membership levels. Such term is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership term from three to five years to two to five years to more closely reflect the expected membership retention. The effect of this change in accounting estimate was immaterial for the year ended December 31, 2010. Revenues recognized from the customer loyalty program were RMB11,726, RMB22,633 and RMB35,623 for the years ended December 31, 2009, 2010 and 2011, respectively.

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of operations as incurred, and amounted to RMB20,206, RMB18,217 and RMB28,445 for the years ended December 31, 2009, 2010 and 2011, respectively.

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB2,446, RMB4,034 and RMB7,491 for the years ended December 31, 2009, 2010 and 2011, respectively, which were recorded as a reduction of general and administrative expenses in the consolidated statements of operations.

Leases

Leases are classified as capital or operating leases. A lease that transfers to the lessee substantially all the benefits and risks incidental to ownership is classified as a capital lease. At inception, a capital lease is recorded at present value of minimum lease payments or fair value of the asset, whichever is less. Assets recorded as capital leases are amortized on a basis consistent with that of accounting for capital assets or the lease term, whichever is less. Operating lease costs are expensed as incurred. All leases are currently classified as operating leases.

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2009, 2010 and 2011 was RMB10,419, RMB4,074 and RMB882, of which RMB1,632, RMB1,392 and nil was capitalized as additions to assets under construction, respectively.

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign currency translation and comprehensive income

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of operations. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of changes in equity (deficit) and comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable. All of the Group’s cash and cash equivalents are held with financial institutions that Group management believes to be high credit quality.

The Group’s held-to-maturity securities are issued by a financial institution with high credit ratings. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2011. The carrying values of financial instruments, which consist of cash, restricted cash, short-term investments, accounts receivable and accounts payable, are recorded at cost which approximates their fair value due to the short-term nature of these instruments. The Group does not use derivative instruments to manage risks.

Warrants

The Group records warrants convertible into mezzanine equity securities and ordinary shares as liabilities and adjusts the carrying amount of such liabilities to fair value at each reporting date.

Share-based compensation

The Group recognizes share-based compensation in the statement of operations based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2009, 2010 and 2011, the Group recognized share-based compensation expense of RMB7,955, RMB13,113 and RMB15,483, respectively, which was classified as follows:

	At December 31,
	2009	2010	2011
Hotel operating costs	523	1,555	2,115
Selling and marketing expenses	465	778	783
General and administrative expenses	6,967	10,780	12,585

Total	7,955	13,113	15,483

Earnings per share

The Group determined that its Series A convertible preferred shares and Series B convertible redeemable preferred shares were participating securities as each participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares was allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class could share in income for the period. Losses were not allocated to the participating securities. Diluted earnings per share was computed using the more dilutive of the two-class method or the if-converted method. The preferred shares were converted into ordinary shares upon the completion of the Group’s initial public offering (“IPO”) in March 2010. The two-class method of computing earnings per share ceased to apply on the conversion date.

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently issued accounting pronouncements

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification 820, Fair Value Measurements and Disclosures (“ASC 820”) to converge the fair value measurement guidance in U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Company does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Company will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Company’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2939, on December 30, 2011, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2011, or at any other rate.